UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York           November 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total: $ 78,030
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN  2    COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                          TITLE OF                 VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            CLASS        CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED   NONE
--------------            -----        -----       --------     -------   --------   ----------  --------  ----      ------   ----
AFLAC, INC                Common       001055102   43,208      1,337,716  SH         Sole                  1,337,716
American International
  Group                   Common       026874107   24,523        425,000  SH         Sole                   425,000
ASML Holdings
 NV - NY Reg Shares       Common       070591110   10,299        785,000  SH         Sole                   785,000

                                                   78,030






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